Financial Instruments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Other comprehensive income, net of tax, cash flow hedges	$ (10,175)	$ (13,684)	$ 15,929
Other financial liabilities	2,688	2,480
Interest rate risk [member]
Disclosure of transactions between related parties [line items]
Other comprehensive income, net of tax, cash flow hedges	$ 2,433	$ (81)	$ (23,380)